Parent Company Only Financial Information (Details1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income
Total interest income	$ 73,287	$ 80,792	$ 84,541
Interest expense	8,478	13,953	18,329
Other expenses	9,023	7,974	8,428
Income tax benefit	0	0	0
NET INCOME (LOSS)	(710)	6,667	(33,203)
Parent Company [Member]
Income
Dividends from subsidiary Bank	0	0	0
Interest/other	29	79	12
Total interest income	29	79	12
Interest expense	1,057	1,152	1,187
Other expenses	575	405	879
Loss before income tax benefit and equity in undistributed income (loss) of subsidiaries	(1,603)	(1,478)	(2,054)
Income tax benefit	0	0	0
Loss before equity in undistributed income (loss) of subsidiaries	(1,603)	(1,478)	(2,054)
Equity in undistributed income (loss) of subsidiaries	893	8,145	(31,149)
NET INCOME (LOSS)	$ (710)	$ 6,667	$ (33,203)